Deposits	12 Months Ended
Mar. 31, 2019
Deposits

10. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$90 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2019) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2018 and 2019 are as follows:

	2018	2019
	(in millions of yen)
Domestic offices:
Time deposits	17,194,707	16,578,642
Certificates of deposit	5,778,430	5,643,303

Total	22,973,137	22,221,945

Foreign offices:
Time deposits	13,426,554	17,606,520
Certificates of deposit	5,604,160	7,695,240

Total	19,030,714	25,301,760

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2018 and 2019 was ¥792 billion and ¥810 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2019 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	21,240,581	5,492,603	26,733,184
Due after one year through two years	1,709,682	150,700	1,860,382
Due after two years through three years	1,387,191	—	1,387,191
Due after three years through four years	319,829	—	319,829
Due after four years through five years	371,921	—	371,921
Due after five years	245,455	—	245,455

Total	25,274,659	5,643,303	30,917,962

Foreign offices:
Due in one year or less	17,525,778	7,468,492	24,994,270
Due after one year through two years	65,423	162,721	228,144
Due after two years through three years	3,902	64,055	67,957
Due after three years through four years	775	—	775
Due after four years through five years	11,369	—	11,369
Due after five years	11,122	—	11,122

Total	17,618,369	7,695,268	25,313,637

Total	42,893,028	13,338,571	56,231,599